FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, January 28,2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affiliated Managers Group      COM              008252108     4874 71955.000SH       SOLE                63820.000          8135.000
Air Products & Chemicals       COM              009158106     5200 89700.000SH       SOLE                78915.000         10785.000
                                                                29  500.000 SH       OTHER   	           500.000
Alcoa                          COM              013817101     6196 197195.175SH      SOLE               171760.175         25435.000
Allstate Corp.                 COM              020002101     7684 148565.000SH      SOLE               130490.000         18075.000
                                                                52 1000.000 SH       OTHER                1000.000
Applied Materials, Inc.        COM              038222105      188 11000.000SH       SOLE                11000.000
Atmel Corp.                    COM              049513104     4597 1172585.000SH     SOLE              1033735.000        138850.000
BP PLC-Spons ADR               COM              055622104      411 7044.576 SH       SOLE                 6248.576           796.000
Bard, C.R.                     COM              067383109      301 4708.000 SH       SOLE                 4708.000
Barrick Gold Corp.             COM              067901108     3650 150705.000SH      SOLE               146005.000          4700.000
Baxter International           COM              071813109     7444 215530.000SH      SOLE               189705.000         25825.000
                                                                41 1200.000 SH       OTHER                1200.000
Berkshire Hathaway Cl B        COM              084670207      276   94.000 SH       SOLE                   26.000            68.000
CIT Group                      COM              125581108     7803 170295.000SH      SOLE               149820.000         20475.000
                                                                41  900.000 SH       OTHER                 900.000
Carnival Corp New              COM              143658300     7971 138320.000SH      SOLE               120415.000         17905.000
                                                                40  700.000 SH       OTHER                 700.000
Citigroup, Inc.                COM              172967101     8764 181900.000SH      SOLE               160565.000         21335.000
                                                                48 1000.000 SH       OTHER                1000.000
Clarcor, Inc.                  COM              179895107     2054 37500.000SH       SOLE                37500.000
Clorox Company                 COM              189054109     7528 127745.000SH      SOLE               111395.000         16350.000
                                                                41  700.000 SH       OTHER                 700.000
Coca-Cola Company              COM              191216100     3997 95985.000SH       SOLE                72325.000         23660.000
                                                                32  775.000 SH       OTHER                 775.000
Coca-Cola Enterprises          COM              191219104     1884 90350.000SH       SOLE                87310.000          3040.000
Colgate Palmolive              COM              194162103      588 11485.000SH       SOLE                 8285.000          3200.000
Comerica Inc                   COM              200340107      923 15133.000SH       SOLE                 8675.000          6458.000
                                                               638 10448.000SH       OTHER                                10448.000
Deere & Co                     COM              244199105     3899 52405.000SH       SOLE                46195.000          6210.000
Equity Office Properties Trust COM              294741103     2971 102043.000SH      SOLE                95215.000          6828.000
                                                                32 1100.000 SH       OTHER                1100.000
Equity Residential             COM              29476L107      293 8100.000 SH       SOLE                 6500.000          1600.000
Exxon Mobil Corporation        COM              302316102     1674 32653.000SH       SOLE                21691.000         10962.000
                                                                62 1200.000 SH       OTHER                                  1200.000
Fannie Mae                     COM              313586109      360 5050.000 SH       SOLE                 3450.000          1600.000
Fifth Third Bancorp            COM              316773100      407 8613.072 SH       SOLE                 8613.072
General Electric               COM              369604103     2045 56036.105SH       SOLE                32836.105         23200.000
                                                                88 2400.000 SH       OTHER                2400.000
General Mills                  COM              370334104     6996 140735.000SH      SOLE               122635.000         18100.000
                                                                51 1025.000 SH       OTHER                1025.000
Global SanteFe Corp            COM              G3930E101      752 22705.000SH       SOLE                19105.000          3600.000
Grainger W.W.                  COM              384802104      266 4000.000 SH       SOLE                                   4000.000
Hewlett Packard Company        COM              428236103     7953 379251.378SH      SOLE               331401.378         47850.000
                                                                34 1600.000 SH       OTHER                1600.000
Home Depot                     COM              437076102     7408 173327.380SH      SOLE               152387.380         20940.000
                                                                33  775.000 SH       OTHER                 775.000
IBM                            COM              459200101     2843 28834.743SH       SOLE                22944.743          5890.000
Intel Corp                     COM              458140100      337 14400.000SH       SOLE                10800.000          3600.000
                                                                44 1900.000 SH       OTHER                1900.000
JPMorgan Chase & Co.           COM              46625H100     6519 167114.000SH      SOLE               145094.000         22020.000
                                                                35  900.000 SH       OTHER                 900.000
Johnson & Johnson              COM              478160104     7355 115971.598SH      SOLE               100886.598         15085.000
                                                                62  975.000 SH       OTHER                 975.000
L-3 Communications Holdings    COM              502424104     7528 102785.000SH      SOLE                90065.000         12720.000
Lilly Eli & Co                 COM              532457108      511 9000.000 SH       SOLE                 9000.000
McDonalds Corp                 COM              580135101     7764 242160.000SH      SOLE               211990.000         30170.000
                                                                48 1500.000 SH       OTHER                1500.000
Medtronic Inc                  COM              585055106      657 13225.000SH       SOLE                13225.000
Merck & Company                COM              589331107      346 10750.000SH       SOLE                 3950.000          6800.000
Micron Technology, Inc.        COM              595112103     4361 353125.000SH      SOLE               313550.000         39575.000
                                                                20 1600.000 SH       OTHER                1600.000
Nabors Industries Ltd          COM              G6359f103     4517 88070.000SH       SOLE                78900.000          9170.000
Newmont Mining Corp.           COM              651639106     3508 78982.000SH       SOLE                62272.000         16710.000
                                                                36  800.000 SH       OTHER                 800.000
Noble Corp                     COM              G65422100     1297 26075.000SH       SOLE                22650.000          3425.000
Office Depot Inc.              COM              676220106     7248 417530.000SH      SOLE               368565.000         48965.000
                                                                33 1900.000 SH       OTHER                1900.000
PepsiCo                        COM              713448108      441 8451.886 SH       SOLE                 8051.886           400.000
Pfizer                         COM              717081103     4834 179763.223SH      SOLE               151763.223         28000.000
                                                                22  800.000 SH       OTHER                 800.000
Quest Diagnostics              COM              74834L100     7305 76450.000SH       SOLE                67625.000          8825.000
Royal Dutch Petroleum          COM              780257705      482 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      485 18819.000SH       SOLE                15033.000          3786.000
Sanmina-Sci Corp.              COM              800907107     5115 603935.000SH      SOLE               528985.000         74950.000
                                                                28 3300.000 SH       OTHER                3300.000
Schering Plough                COM              806605101      393 18800.000SH       SOLE                13600.000          5200.000
Shell Transport & Trading      COM              822703609     7012 136420.000SH      SOLE               118895.000         17525.000
                                                                19  375.000 SH       OTHER                 375.000
Sovereign Bancorp, Inc.        COM              845905108     5239 232350.000SH      SOLE               203825.000         28525.000
Stryker Corp                   COM              863667101      481 9961.000 SH       SOLE                 9361.000           600.000
Suncor Energy Inc.             COM              867229106     5002 141300.000SH      SOLE               121275.000         20025.000
Toro Co.                       COM              891092108      325 4000.000 SH       SOLE                 4000.000
Transocean, Inc.               COM              G90078109     4616 108891.000SH      SOLE                96471.000         12420.000
                                                                30  700.000 SH       OTHER                 700.000
Tyco International Ltd New     COM              902124106     6912 193402.200SH      SOLE               174022.200         19380.000
                                                                46 1300.000 SH       OTHER                1300.000
Verizon Communications         COM              92343V104     6892 170121.000SH      SOLE               146557.000         23564.000
                                                                17  425.000 SH       OTHER                 425.000
W.R. Berkley Corp.             COM              084423102     6931 146947.000SH      SOLE               130913.000         16034.000
WalMart Stores                 COM              931142103      797 15081.000SH       SOLE                15081.000
Walgreen Co.                   COM              931422109      288 7500.000 SH       SOLE                 7500.000
Wells Fargo & Co.              COM              949746101     1891 30425.000SH       SOLE                28855.000          1570.000



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: $239,289